Operating Segments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
Segment information for the periods presented is as follows:

	Successor	Predecessor	Predecessor
(in thousands)	July 20, 2016 through September 30, 2016	July 1, 2016 through July 19, 2016	July 1, 2015 through September 30, 2015
Statement of Operations Data:
Revenue
Construction	$73,917	24,150	$66,739
Service	17,972	2,774	16,160
Total revenue	91,889	26,924	82,899
Gross profit
Construction	8,049	2,639	8,015
Service	4,022	515	3,504
Total gross profit	12,071	3,154	11,519
Selling, general and administrative expenses
Construction	4,399	1,149	4,981
Service	2,431	563	2,419
Corporate	3,377	2,187	1,807
Total selling, general and administrative expenses	10,207	3,899	9,207
Amortization of intangibles	1,454	—	—
Operating income (loss)	$410	(745)	$2,312
Other Data:
Depreciation and amortization
Construction	767	93	360
Service	378	26	125
Corporate	1,644	30	109
	$2,789	149	$594

	Successor	Predecessor	Predecessor
(in thousands)	July 20, 2016 through September 30, 2016	January 1, 2016 through July 19, 2016	January 1, 2015 through September 30, 2015
Statement of Operations Data:
Revenue
Construction	$73,917	183,100	$194,284
Service	17,972	38,291	45,286
Total revenue	91,889	221,391	239,570
Gross profit
Construction	8,049	20,300	22,137
Service	4,022	8,180	10,113
Total gross profit	12,071	28,480	32,250
Selling, general and administrative expenses
Construction	4,399	11,680	14,982
Service	2,431	6,302	7,452
Corporate	3,377	6,033	5,020
Total selling, general and administrative expenses	10,207	24,015	27,454
Amortization of intangibles	1,454	—	—
Operating income	$410	4,465	$4,796
Other Data:
Depreciation and amortization
Construction	767	953	1,095
Service	378	333	378
Corporate	1,644	296	379
Total other data	$2,789	1,582	$1,852

Segment information for the years ended December 31, 2015, 2014 and 2013 is as follows:

	For The Year Ended December 31,
	2015	2014	2013
Revenues:
Construction	$273,563	$244,438	$287,878
Service	57,787	49,998	39,903
Total	$331,350	$294,436	$327,781
Gross Profit:
Construction	$32,136	$26,163	$33,113
Service	13,276	12,892	9,965
Total	$45,412	$39,055	$43,078
Selling, General and Administrative Expense:
Construction	$19,278	$20,892	$20,745
Service	9,855	9,468	7,231
Corporate	8,634	3,612	6,753
Total	$37,767	$33,972	$34,729
Income (Loss) from Operations:
Construction	$9,258	$2,602	$8,885
Service	3,421	3,424	2,734
Corporate	(5,034)	(943)	(3,270)
Total	$7,645	$5,083	$8,349
Other Data:
Depreciation and Amortization:
Construction	$1,523	$1,438	$1,405
Service	572	469	426
Corporate	535	687	759
Total	$2,630	$2,594	$2,590